Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment
Land, roads and buildings	Installations and equipment	Dikes and evaporating ponds	Heavy mechanical equipment	Furniture, vehicles and equipment	Right of use asset	Plants under construction and spare parts for installations (1)	Total
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Cost
Balance as at January 1, 2019	861	6,482	1,975	153	251	-	515	10,237
IFRS 16 initial implementation	-	-	-	-	-	300	-	300
Reclassification of finance lease (2)	-	-	-	-	-	96	-	96
Additions	17	268	65	15	25	39	285	714
Disposals	(69)	(37)	-	(10)	(5)	(11)	-	(132)
Translation differences	(5)	(6)	(5)	-	(1)	(1)	(3)	(21)
Balance as at December 31, 2019	804	6,707	2,035	158	270	423	797	11,194
Accumulated depreciation
Balance as at January 1, 2019	468	3,693	1,139	89	185	-	-	5,574
Depreciation for the year	36	210	89	8	21	51	-	415
Disposals	(45)	(36)	-	(8)	(4)	(9)	-	(102)
Reversal of impairment	(10)	-	-	-	-	-	-	(10)
Translation differences	(4)	(6)	(4)	-	-	-	-	(14)
Balance as at December 31, 2019	445	3,861	1,224	89	202	42	-	5,863

Depreciated balance as at December 31, 2019	359	2,846	811	69	68	381	797	5,331

(1) The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.

(2) Reclassification of finance leases (as defined in IAS 17) from non-current asset to property, plant and equipment.

Note 10 - Property, Plant and Equipment (cont’d)

Land, roads and buildings	Installations and equipment	Dikes and evaporating ponds	Heavy mechanical equipment	Furniture, vehicles and equipment	Plants under construction and spare parts for installations (1)	Total
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Cost
Balance as at January 1, 2018	844	5,788	1,888	150	242	898	9,810
Additions	42	789	100	5	20	(367)	589
Disposals	(2)	(19)	-	(2)	(7)	-	(30)
Translation differences	(23)	(76)	(13)	-	(4)	(16)	(132)
Balance as at December 31, 2018	861	6,482	1,975	153	251	515	10,237
Accumulated depreciation
Balance as at January 1, 2018	451	3,520	1,053	84	181	-	5,289
Depreciation for the year	24	234	96	7	12	-	373
Impairment	5	5	-	-	1	-	11
Disposals	(1)	(16)	-	(2)	(8)	-	(27)
Translation differences	(11)	(50)	(10)	-	(1)	-	(72)
Balance as at December 31, 2018	468	3,693	1,139	89	185	-	5,574

Depreciated balance as at December 31, 2018	393	2,789	836	64	66	515	4,663

(1) The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.